UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6385

Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.1% (5.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 4,000	5.125%, 6/01/24	6/17 at 100.00	BB–	$ 3,028,520
1,650	5.750%, 6/01/34	6/17 at 100.00	BB–	1,175,955
10,000	5.875%, 6/01/47	6/17 at 100.00	BB–	7,002,900
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	107,635
	Series 2002, 5.375%, 5/15/33
15,765	Total Consumer Staples			11,315,010
	Education and Civic Organizations – 14.1% (10.0% of Total Investments)
920	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36 (WI/DD,	9/21 at 100.00	AA	956,294
	Settling 12/21/11)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,671,846
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,855,070
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Ba1	827,380
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,481,831
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,493,547
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,360,960
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	6/12 at 100.00	Ba1	1,000,490
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,541,040
	2006, 5.000%, 12/01/44 – NPFG Insured
2,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	2,177,520
	Xavier University 2008C, 5.750%, 5/01/28
550	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	Aa1	581,933
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	A1	1,554,696
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	888,403
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,291,968
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	A+	2,775,445
21,690	Total Education and Civic Organizations			22,458,423
	Energy – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker	1/13 at 100.00	Ba2	239,093
	Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Health Care – 27.5% (19.5% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	5/12 at 100.00	Baa1	2,000,040
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
1,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	1,019,570
	2010A, 5.250%, 6/01/38
3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	2,925,660
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	3,189,532
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	2,102,380
	6.000%, 1/01/32
180	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series	12/11 at 100.00	AA	180,103
	1998, 5.000%, 6/01/28 – NPFG Insured
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	253,993
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	306,909
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	1,207,272
	2005, 5.000%, 11/01/40
2,400	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA	2,435,472
	Trust 11-21B, 9.304%, 11/15/41 (IF) (4)
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	BBB	2,563,560
1,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,221,835
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A3	1,070,590
	2011A, 6.250%, 12/01/34
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	1,004,950
	Partners, Refunding Series 2002, 5.375%, 10/01/30
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	90,129
40	5.125%, 11/15/40	11/18 at 100.00	AA–	40,302
2,665	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,921,266
	2011A, 6.000%, 11/15/41
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	826,134
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,517,475
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,525,125
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,412,627
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	No Opt. Call	AA+	96,722
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,315	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,396,675
50	5.250%, 1/01/33	1/18 at 100.00	Aa2	51,666
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA–	1,206,972
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,563,300
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,043,110
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
375	19.675%, 1/01/17 (IF)	No Opt. Call	Aa2	430,185
2,700	20.215%, 1/01/33 (IF)	1/19 at 100.00	Aa2	3,165,588
1,100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,289,684
	Obligated Group, Tender Option Bond Trust 3591, 20.372%, 1/01/17 (IF)
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/12 at 100.00	A–	835,113
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,209,072
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	615,450
	5.750%, 12/01/35
42,345	Total Health Care			43,718,461
	Housing/Multifamily – 5.5% (3.9% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/12 at 100.00	Aaa	1,386,496
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,365	5.350%, 1/20/21 (Alternative Minimum Tax)	1/12 at 102.00	Aaa	2,404,330
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	1/12 at 102.00	Aaa	2,266,605
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	825,768
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
715	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	697,054
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,100	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aaa	1,114,245
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
8,615	Total Housing/Multifamily			8,694,498
	Housing/Single Family – 0.6% (0.4% of Total Investments)
995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	999,139
	9/01/31 (Alternative Minimum Tax)
	Industrials – 1.0% (0.7% of Total Investments)
695	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB–	635,154
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
1,040	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	5/12 at 100.00	BBB–	1,006,127
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
1,735	Total Industrials			1,641,281
	Long-Term Care – 1.0% (0.7% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	494,954
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,169,672
	Refunding & improvement Series 2010, 6.625%, 4/01/40
1,655	Total Long-Term Care			1,664,626
	Materials – 1.4% (1.0% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,142,400
	4.500%, 12/01/15
	Tax Obligation/General – 33.6% (23.7% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	Aa1	1,445,068
1,200	5.000%, 12/01/22 – NPFG Insured	12/12 at 101.00	Aa1	1,282,680
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,558,770
	2005, 5.000%, 12/01/30 – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,094,090
	AMBAC Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AA	1,073,260
	2004, 5.000%, 12/01/22 – AGM Insured
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AA	1,333,500
	0.000%, 12/01/28 – AGM Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,321,452
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,092,240
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa3	1,262,529
	2005, 5.000%, 12/01/24 – NPFG Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,000,209
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,572,570
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	No Opt. Call	Aa1	1,472,533
	5.125%, 12/01/36
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	7,198,027
	AGM Insured
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1	2,010,340
	Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1	3,220,260
	5.000%, 12/01/25 – NPFG Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,665,759
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa1	1,220,192
	5.000%, 12/01/22 – NPFG Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	863,472
	5.000%, 12/01/25 – FGIC Insured
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,632,502
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	530,715
	2006, 5.000%, 12/01/25 – AGM Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	529,415
	Series 2007, 5.000%, 12/01/31
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	1,686,645
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,402,434
	5.250%, 12/01/36
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1	653,811
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A+	1,037,960
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,032,710
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,114,960
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	521,835
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	A1	1,653,178
	12/01/22 – FGIC Insured
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	12/11 at 100.00	Aaa	70,305
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	Aa2	103,645
	5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	680,472
	School Improvement Series 2009, 5.125%, 12/01/37
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,707,750
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,260,476
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,055,150
	12/01/28 – NPFG Insured
52,140	Total Tax Obligation/General			53,360,914
	Tax Obligation/Limited – 17.6% (12.5% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 –	6/14 at 100.00	BBB+	1,414,045
	AMBAC Insured
4,000	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone	12/20 at 100.00	AA	4,339,280
	Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27
3,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	3,156,990
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD,	1/22 at 100.00	A	1,327,577
	Settling 12/01/11)
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,168,154
	5.000%, 12/01/18 – FGIC Insured
4,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A1	4,086,000
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 –	6/14 at 100.00	Aa3	1,024,190
	NPFG Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	A1	1,009,770
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	A1	1,008,210
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	866,304
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,056,610
	5.000%, 6/01/16
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,733,641
	2009A, 0.000%, 8/01/34
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	1,811,880
	0.000%, 8/01/35
50,660	Total Tax Obligation/Limited			28,002,651
	Transportation – 3.5% (2.5% of Total Investments)
3,050	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,095,689
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,435,660
5,050	Total Transportation			5,531,349
	U.S. Guaranteed – 17.1% (12.1% of Total Investments) (5)
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21	12/12 at 101.00	Aa1 (5)	2,150,947
	(Pre-refunded 12/01/12)
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aa2 (5)	2,728,986
	5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (5)	1,129,630
	12/01/14 – SYNCORA GTY Insured (ETM)
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,090,990
	Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – AGM Insured
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	N/R (5)	2,004,020
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – NPFG Insured
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21	12/12 at 100.00	Baa1 (5)	1,590,583
	(Pre-refunded 12/01/12) – NPFG Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (5)	829,152
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1 (5)	472,222
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA (5)	2,934,125
	Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa1 (5)	1,258,368
	(Pre-refunded 12/01/12)
2,450	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	N/R (5)	2,629,316
	(Pre-refunded 6/01/13)
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	636,956
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
1,225	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,402,135
	Quality Project, Series 2005B, 5.000%, 6/01/25 (Pre-refunded 6/01/15)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	1,467,093
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	3,770,931
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AA+ (5)	1,090,990
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured
25,105	Total U.S. Guaranteed			27,186,444
	Utilities – 8.0% (5.7% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	2,601,100
	Series 2008A, 5.250%, 2/15/43
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	4,015,720
	Series 2002, 5.000%, 2/15/22 – NPFG Insured
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A2	859,180
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	699,555
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A2	639,238
1,465	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/12 at 100.00	Baa1	1,465,571
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	389,757
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	2,101,140
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
17,175	Total Utilities			12,771,261
	Water and Sewer – 3.1% (2.2% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	442,909
	AMBAC Insured
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,242,433
	1993G, 5.500%, 1/01/21 – NPFG Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	Aa1	40,129
	1996H, 5.750%, 1/01/26 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,357,322
100	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	Aa3	104,634
	AGM Insured
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	227,031
	SYNCORA GTY Insured
1,170	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	1,244,493
	SYNCORA GTY Insured
275	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	304,941
	Quality Project, Series 2005B, 5.000%, 6/01/25
4,485	Total Water and Sewer			4,963,892
$ 249,665	Total Investments (cost $214,146,504) – 141.3%			224,689,442
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (46.2)% (6)			(73,500,000)
	Other Assets Less Liabilities – 4.9%			7,833,140
	Net Assets Applicable to Common Shares – 100%			$ 159,022,582

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$224,689,442	$ —	$224,689,442

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $213,948,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,414,777
Depreciation	(673,723)
Net unrealized appreciation (depreciation) of investments	$10,741,054

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.7%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012